Post-Employment Benefits - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Net defined liability at January 1	€ 84	€ 193
Defined benefit cost recognized in consolidated statement of operations	101	117
Defined benefit cost recognized in other comprehensive income	(28)	(162)
Employer contributions	(85)	(74)
Currency effects	4	10
Net defined liability at December 31	€ 76	€ 84